Loss per share - Schedule of loss per share (Details) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	311,735	205,516
Warrants [member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	53,179	130,370
Share options [member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	160,956	42,456
RSUs [Member]
Loss per share - Schedule of loss per share (Details) [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	97,600	32,690